SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Accounting Policies [Abstract]
Trade receivable, net of credit losses	[1]	$ 5,843		$ 3,120		$ 1,036
Deferred revenues	[1]	$ 2,659	[2]	$ 3,010	[2],[3]	$ 1,191	[3]

[1]	Balance presented net of unrecognized revenues that were not yet collected.
[2]	During the nine months ended September 30, 2024, $1.6 million of the December 31, 2023 deferred revenues balance was recognized as revenues.
[3]	$435 thousands of the December 31, 2022 deferred revenue balance was recognized as revenue during the year ended December 31, 2023.